CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 305,496	$ 78,297
Accounts receivable	9,270	4,500
Prepaid expenses and other current assets	12,952	2,105
Total current assets	327,718	84,902
Property, plant and equipment, net	150,545	61,257
Deferred engineering costs	110,025	110,499
Other non-current assets	33,518	36,337
Total assets	621,806	292,995
Current liabilities:
Accounts payable	2,852	23,573
Accounts payable due to related parties (Note 8)	0	910
Accrued and other liabilities	85,946	22,003
Borrowings	0	72,819
Total current liabilities	88,798	119,305
Borrowings	53,687	38,275
Other non-current liabilities	61,020	26,325
Total long-term liabilities	114,707	64,600
Commitments and Contingencies (Note 11)
Stockholders' equity:
Preferred stock, $0.01 par value, 100,000,000 authorized: 6,123,782 and 6,123,782 shares outstanding, respectively	61	61
Common stock, $0.01 par value, 800,000,000 and 800,000,000 authorized: 500,453,575 and 354,315,739 shares outstanding, respectively	4,774	3,309
Additional paid-in capital	1,344,526	922,042
Accumulated deficit	(931,060)	(816,322)
Total stockholders' equity	418,301	109,090
Total liabilities and stockholders' equity	$ 621,806	$ 292,995